Loan Receivables, Net - Schedule of Allowance for Expected Credit Losses for Loan Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Allowance for Expected Credit Losses for Loan Receivables [Abstract]
Beginning balance	$ 410
Additions		410
Reversal	(410)
Ending balance		$ 410